UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 8.8%
$5,000,000	Sumitomo Mitsui Banking Corp. 0.938%, 4/29/2016[1,2]	$5,000,090
3,500,000	Svenska Handelbanken 0.605%, 5/20/2016	3,500,590

	TOTAL CERTIFICATE OF DEPOSITS (Cost $8,500,680)	8,500,680

	COMMERCIAL PAPER – 36.3%
3,000,000	C. R. Bard, Inc. 0.537%, 4/6/2016	2,999,779
3,500,000	Church & Dwight Co. 0.710%, 4/4/2016	3,499,796
2,500,000	Danaher Corp. 0.253%, 4/1/2016	2,500,000
3,500,000	Equifax, Inc. 0.811%, 4/4/2016	3,499,767
3,000,000	Hyundai Capital 0.710%, 4/21/2016	2,998,833
3,000,000	Marsh & McLennan 0.771%, 4/28/2016	2,998,290
3,750,000	Mohawk Industries, Inc. 0.740%, 4/15/2016	3,748,935
	PPG Industries, Inc.
1,400,000	0.710%, 4/5/2016	1,399,891
2,350,000	0.740%, 4/7/2016	2,349,714
3,500,000	Qualcomm, Inc. 0.344%, 5/4/2016	3,498,911
2,300,000	Stanley Black & Decker, Inc. 0.507%, 4/1/2016	2,300,000
3,000,000	United Health Group, Inc. 0.663%, 4/11/2016	2,999,456

	TOTAL COMMERCIAL PAPER (Cost $34,793,372)	34,793,372

	CORPORATE BONDS – 20.0%
1,700,000	American Express Credit Corp. 0.924%, 9/22/2017[2]	1,690,397
3,500,000	Chevron Corp. 0.803%, 3/2/2018[2]	3,474,166
3,000,000	Fifth Third Bank 1.128%, 11/18/2016[2,3]	3,004,749
1,010,000	GE Capital International Funding Co. 0.964%, 4/15/2016[1,4]	1,009,176
5,000,000	NBCUniversal Enterprise, Inc. 1.159%, 4/15/2016[2,4]	5,000,576

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$4,000,000	Volkswagen Group of America Finance LLC 0.838%, 5/23/2016[2,4]	$4,000,000
1,000,000	Wells Fargo Bank N.A. 1.175%, 9/7/2017[2]	1,001,133

	TOTAL CORPORATE BONDS (Cost $19,160,495)	19,180,197

	U.S. GOVERNMENT AND AGENCIES – 3.7%
3,500,000	Federal Home Loan Mortgage Corp. 2.000%, 8/25/2016	3,520,955

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $3,518,888)	3,520,955

	U.S. TREASURY BILLS – 7.0%
	United States Treasury Bill
3,500,000	0.403%, 9/15/2016	3,494,764
3,250,000	0.385%, 10/13/2016	3,245,187

	TOTAL U.S. TREASURY BILLS (Cost $6,736,899)	6,739,951

	U.S. TREASURY NOTES – 5.1%
	United States Treasury Note
2,400,000	0.625%, 11/15/2016	2,402,203
2,500,000	0.625%, 8/31/2017	2,497,363

	TOTAL U.S. TREASURY NOTES (Cost $4,888,598)	4,899,566

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	CME E-Mini S&P 500 Futures
30	Exercise Price: $1,915.00, Expiration Date: April 15, 2016	1,725

	TOTAL PUT OPTIONS (Cost $19,181)	1,725

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $19,181)	1,725

Number of Shares

	SHORT-TERM INVESTMENTS – 0.1%
54,420	Fidelity Institutional Money Market Portfolio, 0.35%[5]	54,420

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,420)	54,420

	TOTAL INVESTMENTS – 81.0% (Cost $77,672,533)	$77,690,866
	Other Assets in Excess of Liabilities[6] – 19.0%	18,247,743

	TOTAL NET ASSETS – 100.0%	$95,938,609

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.0)%
	PUT OPTIONS – (0.0)%
	CME E-Mini S&P 500 Index
(30)	Exercise Price: $1,835.00, Expiration Date: April 15, 2016	(750)

	TOTAL PUT OPTIONS (Proceeds $7,819)	(750)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $7,819)	$(750)

LLC – Limited Liability Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Variable, floating or step rate security.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,009,752.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Includes appreciation (depreciation) on forward foreign currency contracts, futures contracts and written options contracts.

See accompanying Consolidated Notes to Consolidated Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FORWARD CONTRACTS
		Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation (Depreciation)
Purchase Contracts	Currency Exchange
Australian Dollar	AUD per USD	4,742,850	$3,555,214	$3,621,069	$65,855
British Pound	GBP per USD	1,333,957	1,922,471	1,917,113	(5,358)
Canadian Dollar	CAD per USD	6,688,878	5,087,648	5,146,803	59,155
Euro	EUR per USD	2,861,181	3,199,284	3,263,687	64,403
Japanese Yen	JPY per USD	910,028,900	8,103,002	8,102,433	(569)
New Zealand Dollar	NZD per USD	11,940,764	8,031,958	8,226,777	194,819
Norwegian Krone	NOK per USD	87,743	10,315	10,609	294
Swedish Krona	SEK per USD	2,011,678	241,031	248,626	7,595
			30,150,923	30,537,117	386,194

Sale Contracts
Australian Dollar	USD per AUD	(4,625,155)	(3,436,506)	(3,531,212)	(94,706)
British Pound	USD per GBP	(4,258,996)	(6,048,854)	(6,120,868)	(72,014)
Canadian Dollar	USD per CAD	(4,506,371)	(3,416,754)	(3,467,458)	(50,704)
Euro	USD per EUR	(6,837,987)	(7,575,213)	(7,799,944)	(224,731)
Japanese Yen	USD per JPY	(171,361,038)	(1,514,011)	(1,525,711)	(11,700)
New Zealand Dollar	USD per NZD	(3,094,944)	(2,076,912)	(2,132,310)	(55,398)
Norwegian Krone	USD per NOK	(19,719,485)	(2,352,285)	(2,384,350)	(32,065)
Swedish Krona	USD per SEK	(36,129,544)	(4,295,491)	(4,465,305)	(169,814)
			(30,716,026)	(31,427,158)	(711,132)
TOTAL FORWARD CONTRACTS			$(565,103)	$(890,041)	$(324,938)

FUTURES CONTRACTS
					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2016	6	$1,310,375	$1,312,500	$2,125
CBOT 5-Year U.S. Treasury Note	June 2016	131	15,770,305	15,872,492	102,187
CBOT 10-Year U.S. Treasury Note	June 2016	576	75,206,896	75,105,000	(101,896)
CBOT U.S. Long Bond	June 2016	39	6,356,946	6,413,063	56,117
CBOT U.S. Ultra Bond	June 2016	3	512,625	517,594	4,969
Eurex 2-Year Euro SCHATZ	June 2016	10	1,273,495	1,272,163	(1,332)
Eurex 5-Year Euro BOBL	June 2016	30	4,480,061	4,475,930	(4,131)
Eurex 10-Year Euro BUND	June 2016	59	10,936,553	10,966,063	29,510
Eurex 30-Year Euro BUXL	June 2016	7	1,323,114	1,342,643	19,529
Eurex Euro-BTP Italian Bond Index	June 2016	33	5,218,858	5,281,052	62,194
Eurex French Government Bond	June 2016	4	714,442	720,337	5,895
ICE Long Gilt Government Bond	June 2016	61	10,604,167	10,624,167	20,000
MSE 10-Year Canadian Bond	June 2016	23	2,502,785	2,496,607	(6,178)
OSE 10-Year Japanese Treasury Bond	June 2016	5	6,722,457	6,721,457	(1,000)
SFE 3-Year Australian Bond	June 2016	6	514,168	514,656	488
SFE 10-Year Australian Bond	June 2016	10	994,585	1,003,248	8,663
Commodity Futures
CBOT Soybean	May 2016	5	227,288	227,688	400
CBOT Soybean Oil	May 2016	15	298,782	307,980	9,198
CBOT Soybean Oil	July 2016	1	20,412	20,664	252
CMX Gold	June 2016	36	4,459,150	4,448,160	(10,990)
CMX Silver	May 2016	4	308,350	309,280	930
ICE Cocoa	May 2016	1	32,414	30,977	(1,437)
NYBOT Sugar #11	May 2016	15	268,554	257,880	(10,674)
NYBOT Sugar #11	July 2016	2	35,963	34,608	(1,355)
NYMEX Platinum	July 2016	4	196,340	195,500	(840)
NYMEX RBOB Gasoline	May 2016	1	63,798	60,761	(3,037)
Currency Futures
CME Australian Dollar	June 2016	34	2,547,020	2,601,000	53,980
CME Canadian Dollar	June 2016	16	1,220,250	1,233,120	12,870
CME Euro	June 2016	70	9,837,625	9,985,500	147,875
CME Japanese Yen	June 2016	150	16,654,594	16,695,000	40,406
CME Mexican Peso	June 2016	24	675,795	689,880	14,085
CME New Zealand Dollar	June 2016	7	476,235	482,720	6,485
CME Swiss Franc	June 2016	49	6,287,037	6,396,950	109,913

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (Continued)	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Index Futures
CBOT E-Mini DJIA Index	June 2016	20	$1,717,870	$1,759,500	$41,630
CME E-Mini NASDAQ 100 Index	June 2016	34	2,955,114	3,043,850	88,736
CME E-Mini S&P 500® Index	June 2016	36	3,666,272	3,692,700	26,428
EOE Amsterdam Index	April 2016	9	905,554	900,717	(4,837)
EOP CAC 40 Index	April 2016	22	1,113,635	1,097,496	(16,139)
Eurex DAX Index	June 2016	16	4,547,537	4,552,179	4,642
Eurex Euro STOXX 50 Index	June 2016	28	951,729	933,971	(17,758)
Eurex STOXX 600 Bank Index	June 2016	82	702,697	657,904	(44,793)
HKG Hang Seng China Enterprises Index	April 2016	7	395,583	406,154	10,571
HKG Hang Seng Index	April 2016	4	524,336	536,443	12,107
ICE FTSE 100 Index	June 2016	43	3,756,157	3,776,710	20,553
MIL FTSE per MIB Index	June 2016	7	728,917	704,859	(24,058)
MSE S&P per TSX 60 Index	June 2016	2	240,717	242,210	1,493
NYF ICE Emerging Markets Mini Index	June 2016	34	1,405,519	1,417,630	12,111
NYF Russell 2000 Mini Index	June 2016	1	110,780	110,960	180
OSE TOPIX Index	June 2016	21	2,511,102	2,514,216	3,114
SAFEX FTSE per JSE Top 40 Index	June 2016	3	95,224	95,184	(40)
SFE SPI 200 Index	June 2016	2	194,630	194,055	(575)
SGX FTSE China A50 Index	April 2016	4	38,493	38,400	(93)
SGX MSCI Taiwan Index	April 2016	12	383,410	386,400	2,990
SGX Nikkei 225 Index	June 2016	21	1,539,974	1,564,971	24,997
SGX S&P CNX Nifty Index	April 2016	1	15,598	15,575	(23)
SSE OMXS30 Index	April 2016	220	3,712,944	3,645,787	(67,157)
Interest Rate Futures
CME 3-Month Eurodollar	December 2016	12	2,976,575	2,975,250	(1,325)
CME 3-Month Eurodollar	June 2017	7	1,732,587	1,733,900	1,313
CME 3-Month Eurodollar	September 2017	9	2,225,337	2,228,174	2,837
CME 3-Month Eurodollar	March 2018	23	5,680,112	5,687,325	7,213
CME 3-Month Eurodollar	June 2018	2	493,750	494,200	450
CME 3-Month Eurodollar	September 2018	23	5,672,000	5,679,562	7,562
CME 3-Month Eurodollar	June 2019	3	738,675	739,275	600
CME 3-Month Eurodollar	September 2019	27	6,641,288	6,649,088	7,800
ICE 3-Month Euro Euribor	December 2016	15	4,282,819	4,280,258	(2,561)
ICE 3-Month Euro Euribor	March 2017	4	1,141,388	1,141,402	14
ICE 3-Month Euro Euribor	June 2017	21	5,996,244	5,992,062	(4,182)
ICE 3-Month Euro Euribor	September 2017	7	1,997,027	1,997,155	128
ICE 90-Day Sterling	December 2016	61	10,890,356	10,886,441	(3,915)
ICE 90-Day Sterling	March 2017	83	14,804,328	14,809,716	5,388
ICE 90-Day Sterling	June 2017	22	3,926,203	3,923,886	(2,317)
ICE 90-Day Sterling	September 2017	24	4,277,442	4,278,879	1,437
ICE 90-Day Sterling	December 2017	11	1,961,746	1,960,363	(1,383)
ICE 90-Day Sterling	March 2018	22	3,917,493	3,919,145	1,652
ICE 90-Day Sterling	June 2018	11	1,960,165	1,958,782	(1,383)
ICE 90-Day Sterling	September 2018	18	3,202,496	3,203,987	1,491
SFE 90-Day Australian Bank Accepted Bill	September 2016	9	6,858,588	6,859,280	692
			311,641,850	312,302,641	660,791

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2016	(10)	$(2,186,437)	$(2,187,500)	$(1,063)
Eurex 2-Year Euro SCHATZ	June 2016	(79)	(10,066,695)	(10,050,091)	16,604
Eurex 10-Year Euro BUND	June 2016	(55)	(10,195,484)	(10,222,601)	(27,117)
ICE Long Gilt Government Bond	June 2016	(134)	(23,265,682)	(23,338,333)	(72,651)
MSE 10-Year Canadian Bond	June 2016	(20)	(2,156,513)	(2,170,963)	(14,450)
OSE 10-Year Japanese Treasury Bond	June 2016	(11)	(14,801,067)	(14,787,206)	13,861
SFE 3-Year Australian Bond	June 2016	(79)	(6,758,224)	(6,776,299)	(18,075)
SFE 10-Year Australian Bond	June 2016	(171)	(17,036,129)	(17,155,536)	(119,407)
Commodity Futures
CBOT Corn	May 2016	(72)	(1,306,177)	(1,265,400)	40,777
CBOT Soybean	May 2016	(3)	(129,200)	(136,613)	(7,413)
CBOT Soybean Meal	May 2016	(9)	(238,020)	(243,270)	(5,250)
CBOT Wheat	May 2016	(15)	(344,987)	(355,125)	(10,138)
CME Live Cattle	June 2016	(2)	(98,460)	(99,220)	(760)
CMX Copper	May 2016	(11)	(593,200)	(600,325)	(7,125)
EOP Mill Wheat	May 2016	(4)	(35,052)	(34,767)	285
ICE Brent Crude Oil	June 2016	(16)	(649,940)	(645,280)	4,660
ICE Brent Crude Oil	July 2016	(1)	(40,550)	(40,770)	(220)
ICE Brent Crude Oil	August 2016	(1)	(40,990)	(41,220)	(230)
ICE Gasoil	April 2016	(1)	(34,875)	(35,500)	(625)
ICE Gasoil	May 2016	(20)	(724,750)	(717,000)	7,750
ICE Robusta Coffee	May 2016	(8)	(113,090)	(120,080)	(6,990)
KCBT Hard Red Winter Wheat	May 2016	(4)	(91,564)	(95,250)	(3,686)
LME Copper	June 2016	(3)	(369,049)	(363,825)	5,224
LME Nickel	June 2016	(5)	(262,206)	(254,475)	7,731
LME Primary Aluminum	June 2016	(14)	(533,148)	(530,775)	2,373
NYBOT Cocoa	May 2016	(3)	(88,420)	(88,500)	(80)
NYBOT Cotton #2	May 2016	(12)	(342,595)	(350,640)	(8,045)
NYBOT Cotton #2	July 2016	(2)	(57,375)	(58,310)	(935)
NYMEX Natural Gas	May 2016	(63)	(1,187,940)	(1,234,170)	(46,230)
NYMEX NY Harbor ULSD	May 2016	(10)	(514,109)	(497,910)	16,199
NYMEX Platinum	July 2016	(1)	(47,635)	(48,875)	(1,240)
NYMEX RBOB Gasoline	May 2016	(3)	(183,641)	(182,284)	1,357
NYMEX WTI Crude Oil	May 2016	(31)	(1,199,850)	(1,188,540)	11,310
NYMEX WTI Crude Oil	June 2016	(5)	(199,980)	(198,750)	1,230
NYMEX WTI Crude Oil	December 2016	(1)	(42,770)	(43,020)	(250)
WCE Canola	May 2016	(3)	(20,543)	(21,984)	(1,441)
Currency Futures
CME Australian Dollar	June 2016	(80)	(5,936,400)	(6,120,000)	(183,600)
CME British Pound	June 2016	(121)	(10,785,562)	(10,869,581)	(84,019)
CME Canadian Dollar	June 2016	(63)	(4,722,310)	(4,855,410)	(133,100)
CME New Zealand Dollar	June 2016	(1)	(67,540)	(68,960)	(1,420)
CME Swiss Franc	June 2016	(2)	(252,013)	(261,100)	(9,087)
Index Futures
CBOE Volatility Index	May 2016	(6)	(113,030)	(105,750)	7,280
CME E-Mini S&P 500® Index	June 2016	(6)	(596,950)	(615,450)	(18,500)
CME Nikkei 225 Index	June 2016	(1)	(85,050)	(84,100)	950
CME S&P 500® Index	June 2016	(7)	(3,474,888)	(3,590,125)	(115,237)
EOP CAC 40 Index	April 2016	(3)	(151,457)	(149,659)	1,798
Eurex DAX Index	June 2016	(3)	(847,217)	(853,534)	(6,317)
Eurex DAX Mini Index	June 2016	(13)	(736,844)	(739,803)	(2,959)
Eurex Euro STOXX 50 Index	June 2016	(79)	(2,672,949)	(2,635,131)	37,818
HKG Hang Seng Index	April 2016	(7)	(918,723)	(938,775)	(20,052)
ICE FTSE 100 Index	June 2016	(26)	(2,268,973)	(2,283,592)	(14,619)
MIL FTSE per MIB Index	June 2016	(9)	(932,286)	(906,248)	26,038
MSE S&P per TSX 60 Index	June 2016	(26)	(3,148,850)	(3,148,727)	123
NYF Russell 2000 Mini Index	June 2016	(5)	(537,900)	(554,800)	(16,900)
OSE Nikkei 225 Index	June 2016	(2)	(297,557)	(297,823)	(266)
OSE Nikkei 225 Mini Index	June 2016	(8)	(118,731)	(119,129)	(398)
OSE TOPIX Index	June 2016	(7)	(839,725)	(838,072)	1,653
SFE SPI 200 Index	June 2016	(46)	(4,501,615)	(4,463,265)	38,350

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (Continued)	Date	Contracts	Trade Date	March 31, 2016	(Depreciation)
Index Futures (Continued)
SGX MSCI Singapore Index	April 2016	(26)	$(611,947)	$(615,089)	$(3,142)
SGX Nikkei 225 Index	June 2016	(5)	(369,898)	(372,612)	(2,714)
SSE OMXS30 Index	April 2016	(125)	(2,100,340)	(2,071,470)	28,870
Interest Rate Futures
CBT Fed Funds 30 Day	May 2016	(6)	(2,490,574)	(2,490,824)	(250)
CME 3-Month Eurodollar	March 2017	(202)	(49,963,025)	(50,060,650)	(97,625)
ICE 3-Month Euro Euribor	March 2017	(39)	(11,127,105)	(11,128,670)	(1,565)
ICE 3-Month Euro Euroswiss	September 2016	(3)	(786,502)	(786,658)	(156)
MSE 3-Month Canadian Bankers' Acceptance	September 2016	(33)	(6,294,674)	(6,292,394)	2,280
MSE 3-Month Canadian Bankers' Acceptance	December 2016	(8)	(1,526,285)	(1,525,583)	702
MSE 3-Month Canadian Bankers' Acceptance	March 2017	(8)	(1,525,958)	(1,525,583)	375
SFE 90-Day Australian Bank Accepted Bill	September 2016	(16)	(12,193,527)	(12,194,275)	(748)
TFX 3-Month Euroyen	September 2016	(2)	(444,247)	(444,247)	-
			(229,396,999)	(230,187,496)	(790,497)
TOTAL FUTURES CONTRACTS			$82,244,851	$82,115,145	$(129,706)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Consolidated Notes to Consolidated Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the State Street/Ramius Managed Futures Strategy Fund includes the account of Ramius Trading Strategies MF Ltd. The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The inception date of the Subsidiary was September 20, 2011. As of March 31, 2016, gross assets of the Fund were $96,273,196, of which $18,316,189, or approximately 19.0%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Fund purchases or writes an option, an amount equal to the premium paid or received by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

Note 3 – Federal Income Taxes
At March 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$77,653,352

Gross unrealized appreciation	$41,625
Gross unrealized depreciation	(5,836)

Net unrealized appreciation on investments	$35,789

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Certificate of Deposits	$-	$8,500,680	$-	$8,500,680
Commercial Paper	-	34,793,372	-	34,793,372
Corporate Bonds	-	19,180,197	-	19,180,197
U.S. Government and Agencies	-	3,520,955	-	3,520,955
U.S. Treasury Bills	-	6,739,951	-	6,739,951
U.S. Treasury Notes	-	4,899,566	-	4,899,566
Purchased Options Contracts	-	1,725	-	1,725
Short-Term Investments	54,420	-	-	54,420
Total Investments	$54,420	$77,636,446	$-	$77,690,866
Other Financial Instruments*
Forward Foreign Currency Contracts	$-	$392,121	$-	$392,121
Futures Contracts	1,271,798	-	-	1,271,798
Total Assets	$1,326,218	$78,028,567	$-	$79,354,785

Liabilities
Written Options Contracts	$-	$750	$-	$750
Other Financial Instruments*
Forward Foreign Currency Contracts	$-	$717,059	$-	$717,059
Futures Contracts	1,401,504	-	-	1,401,504
Total Liabilities	$1,401,504	$717,809	$-	$2,119,313

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts. Forward foreign currency contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/31/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/31/2016